Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [Abstract]
Provisions
(a)	Provisions as of December 31, 2017 and 2018 are as follows:

	2017		2018
Asset retirement obligations	~~W~~	45,495	49,183
Expected loss related to litigation		32,650	25,554
Unused credit commitments		168,006	232,347
Bonus card point reward program (*)		26,434	—
Financial guarantee contracts issued		80,861	115,325
Others		75,512	86,007

	~~W~~	428,958	508,416

(*)	In accordance with IFRS 15, the Group has adjusted all bonus card point reward program related to customer loyalty programs.

Changes in provision for unused credit commitments and financial guarantee contracts issued
(b)	Changes in provision for unused credit commitments and financial guarantee contracts issued as of December 31, 2018 are as follows:

	Unused credit commitments				Financial guarantee contracts issued			Total
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset
Beginning allowance	~~W~~	124,492	96,010	2,137	31,456	3,368	2,464	259,927
Transfer to 12 month expected credit loss		42,514	(42,057)	(457)	1,140	(1,140)	—	—
Transfer to life time expected credit loss		(8,899)	8,976	(77)	(1,804)	1,804	—	—
Transfer to impaired financial asset		(213)	(802)	1,015	(13)	—	13	—
Provided (reversed)		(32,070)	38,576	2,519	(3,964)	455	(690)	4,826
FX change		578	105	—	758	481	449	2,371
Others (*1)		—	—	—	36,621	936	(479)	37,078

Ending balance	~~W~~	126,402	100,808	5,137	64,194	5,904	1,757	304,202

(*1)	Others include the adjustment of the provision from financial guarantee contracts measured at fair value newly, and the expired contracts, and the change of discount rate.

Changes in provisions
(c)	Changes in provisions for the years ended December 31, 2017 and 2018 were as follows:

	2017
	Asset retirement		Litigation	Unused credit	Card point (*2)	Guarantee	Other	Total
Beginning balance	~~W~~	50,738	34,471	450,997	25,425	79,238	88,019	728,888
Provision(reversal)		(4,562)	704	(279,508)	51,294	2,548	11,797	(217,727)
Provision used		(2,695)	(1,908)	—	(50,285)	(132)	(22,637)	(77,657)
Foreign exchange translation		—	(617)	(3,483)	—	(4,458)	(52)	(8,610)
Others (*1)		2,014	—	—	—	3,665	(1,615)	4,064

Ending balance	~~W~~	45,495	32,650	168,006	26,434	80,861	75,512	428,958

(*1)	Others include the effects of decrease in discount and changes in discount rate.
(*2)	Provisions for card point were classified as fees and commission expense.

	2018
	Asset retirement		Litigation	Guarantee	Other	Total
Beginning balance (*1)	~~W~~	45,495	32,650	46,340	75,512	199,997
Provision(reversal)		4,789	(1,138)	(2,833)	4,900	5,718
Provision used		(4,210)	(6,343)	—	(7,554)	(18,107)
Foreign exchange translation		—	385	1,677	(1,006)	1,056
Others (*2)		3,109	—	(1,714)	14,155	15,550

Ending balance	~~W~~	49,183	25,554	43,470	86,007	204,214

(*1)	In accordance with IFRS 15, the Group has adjusted all bonus card point reward program related to customer loyalty programs.
(*2)	Others include the effects of decrease in discount and changes in discount rate.

Allowance for guarantees and acceptances
(e)	Allowance for guarantees and acceptances as of December 31, 2017 and 2018 are as follows:

	2017		2018
Guarantees and acceptances outstanding	~~W~~	7,611,211	9,437,691
Contingent guarantees and acceptances		3,259,613	3,985,532
ABS and ABCP purchase commitments		2,035,543	2,083,522
Endorsed bill		85,456	37,667

	~~W~~	12,991,823	15,544,412

Allowance for loss on guarantees and acceptances	~~W~~	80,861	115,325
Ratio	%	0.62	0.74